UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                       Washington, D.C.  20549

                              Form 13F

                         Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2008

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.): [   ] is a restatement.
                     		  [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	  Wells Fargo Funds Management, LLC
Address:  525 Market Street
	  San Francisco, CA 94105


13F File Number:  028-11406

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Debra Ann Early
Title:   Chief Compliance Officer
Phone:   415-222-3849

Signature, Place, and Date of Signing:

   /s/	Debra Ann Early	San Francisco, CA	4/23/08

Report Type (Check only one.):

  [    ]      13F HOLDINGS REPORT.

  [ X  ]      13F NOTICE.

  [    ]      13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

       Form 13F File Number          Name

       028-00165         Wells Fargo & Company